Financial Instruments and Risk Management - Market Risk (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 CAD ($) item $ / bbl	Dec. 31, 2021 CAD ($)
Financial Instruments and Risk Management
Weighted average interest rate on total debt	5.20%	5.00%
Commodity Price Risk
Financial Instruments and Risk Management
Increase in price per barrel of crude oil | $ / bbl	10
Increase (decrease) in pre-tax earnings for the company's outstanding derivative financial instruments	$ 70	$ (58)
Foreign Currency Exchange Risk
Financial Instruments and Risk Management
Percentage of strengthening in the Cdn$ relative to the US$	1.00%	1.00%
Gains (losses) on change in value of foreign currency basis spreads, net of tax	$ 100	$ 133
Variable interest rates | Interest Rate Risk
Financial Instruments and Risk Management
Increase in interest rates	1.00%	1.00%
Increase (decrease) in pre-tax earnings from increase in interest rates	$ (8)	$ 9
Proportion of floating interest rate exposure	18.00%	7.00%
Interest rate swaps | Interest Rate Risk
Financial Instruments and Risk Management
Number of derivative instruments outstanding | item	0
Weighted average | Fixed interest rates | Interest Rate Risk
Financial Instruments and Risk Management
Weighted average interest rate on total debt	5.80%	5.00%